Accumulated Other Comprehensive Income - Reclassification Adjustments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		$ 49.3	$ 54.4	$ 67.5
Change in accumulated other comprehensive income before reclassifications		1.0	(1.3)	(0.1)
Amounts reclassified from accumulated other comprehensive income		0.0	0.2	(0.1)
Net current-period other comprehensive income		1.0	(1.1)	(0.2)
Cumulative effect of change in accounting principles	[1]				$ 0.0
Ending Balance		47.2	49.3	54.4
Unrealized gains on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		1.7	2.3	2.4
Change in accumulated other comprehensive income before reclassifications		1.0	(1.2)	0.0
Amounts reclassified from accumulated other comprehensive income		0.0	0.2	(0.1)
Net current-period other comprehensive income		1.0	(1.0)	(0.1)
Cumulative effect of change in accounting principles					0.4
Ending Balance		2.7	1.7	2.3
OTTI
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		0.0	0.1	0.2
Change in accumulated other comprehensive income before reclassifications		0.0	(0.1)	(0.1)
Amounts reclassified from accumulated other comprehensive income		0.0	0.0	0.0
Net current-period other comprehensive income		0.0	(0.1)	(0.1)
Cumulative effect of change in accounting principles					0.0
Ending Balance		0.0	0.0	0.1
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		1.7	2.4	2.6
Cumulative effect of change in accounting principles	[1]				$ 0.4
Ending Balance		$ 2.7	$ 1.7	$ 2.4

[1]	Amounts relate to: (i) the requirement to recognize the changes in fair value of equity securities directly within income (resulting in a reclassification of unrealized gains as of January 1, 2018 between accumulated other comprehensive income (“AOCI”) and retained earnings); and (ii) the reclassification from AOCI to retained earnings for stranded tax effects resulting from the U.S. Tax Cuts and Jobs Act. See Note 2 for additional information.